Rule 497(e) File Nos. 333-144503 811-22091

Key Business VUL II

A Flexible Premium Variable Universal Life Insurance Policy

offered by First Great-West Life & Annuity Insurance Company in connection with its COLI VUL-2 Series Account

Supplement dated September 24, 2012 to the

Prospectus and Statement of Additional Information dated May 1, 2012

This Supplement amends certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2012.

Effective on or about September 24, 2012, First Great-West Life & Annuity Insurance Company (FGWL&A) will be renamed Great-West Life & Annuity Insurance Company of New York (GWL&A NY). Therefore, all references to FGWL&A in the Prospectus and Statement of Additional Information dated May 1, 2012 are hereby deleted and replaced with GWL&A NY.

Effective on or about September 24, 2012, GW Capital Management, LLC (doing business as Maxim Capital Management (MCM)) will be renamed Great-West Capital Management, LLC. Therefore all references to GW Capital Management, LLC in the Prospectus and Statement of Additional Information dated May 1, 2012 are hereby deleted and replaced with Great-West Capital Management, LLC and all references to MCM are hereby deleted.

Effective on or about September 24, 2012, Maxim Series Fund, Inc. will be renamed Great-West Funds, Inc. Therefore, all references to Maxim Series Fund, Inc. in the Prospectus and Statement of Additional Information dated May 1, 2012 are hereby deleted and replaced with Great-West Funds, Inc.

Effective on or about September 24, 2012, all funds within the former Maxim Series Fund, Inc. will be renamed, replacing ‘Maxim’ with ‘Great-West’ among other changes. The following portfolios available in the Prospectus have been changed, and all references to the Old Names in the Prospectus are hereby deleted and replaced with the New Names:

OLD NAME	NEW NAME
Maxim Aggressive Profile I Portfolio	Great-West Aggressive Profile I Fund
Maxim Ariel Small-Cap Value Portfolio	Great-West Ariel Small Cap Value Fund
Maxim Bond Index Portfolio	Great-West Bond Index Fund
Maxim Conservative Profile I Portfolio	Great-West Conservative Profile I Fund
Maxim Federated Bond Portfolio	Great-West Federated Bond Fund
Maxim INVESCO ADR Portfolio	Great-West Invesco ADR Fund
Maxim Janus Large Cap Growth Portfolio	Great-West Janus Large Cap Growth Fund
Maxim Lifetime 2015 Portfolio II	Great-West Lifetime 2015 Fund II
Maxim Lifetime 2025 Portfolio II	Great-West Lifetime 2025 Fund II
Maxim Lifetime 2035 Portfolio II	Great-West Lifetime 2035 Fund II
Maxim Lifetime 2045 Portfolio II	Great-West Lifetime 2045 Fund II
Maxim Lifetime 2055 Portfolio II	Great-West Lifetime 2055 Fund II
Maxim Loomis Sayles Bond Portfolio	Great-West Loomis Sayles Bond Fund
Maxim Loomis Sayles Small-Cap Value Portfolio	Great-West Loomis Sayles Small Cap Value Fund
Maxim MFS International Value Portfolio	Great-West MFS International Value Fund
Maxim Moderate Profile I Portfolio	Great-West Moderate Profile I Fund
Maxim Moderately Aggressive Profile I Portfolio	Great-West Moderately Aggressive Profile I Fund
Maxim Moderately Conservative Profile I Portfolio	Great-West Moderately Conservative Profile I Fund
Maxim Money Market Portfolio	Great-West Money Market Fund
Maxim Short Duration Bond Portfolio	Great-West Short Duration Bond Fund
Maxim T. Rowe Price Equity/Income Portfolio	Great-West T. Rowe Price Equity Income Fund
Maxim T. Rowe Price MidCap Growth Portfolio	Great-West T. Rowe Price Mid Cap Growth Fund
Maxim Templeton Global Bond Portfolio	Great-West Templeton Global Bond Fund
Maxim U.S. Government Mortgage Securities Portfolio	Great-West U.S. Government Mortgage Securities Fund

On or about September 24, 2012, the name Key Business VUL II is changing to Executive Benefit VUL II.

Aside from the changes detailed above, the terms of your contract are not affected in any manner.

This Supplement must be accompanied by, or read in conjunction with, the Prospectus and

Statement of Additional Information, dated May 1, 2012.

Please read this Supplement carefully and retain it for future reference.